Related Party Transactions (Q3) (Details) - KKR [Member] € in Millions, $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 EUR (€)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Lender in Senior Secured Credit Facilities [Member]
Related Party Transactions [Abstract]
Related party transaction amount								$ 41.0
Lender in Senior Secured Credit Facilities [Member] | Term Loan Denominated in Euros, Due 2024 [Member]
Related Party Transactions [Abstract]
Related party transaction amount | €	€ 50
Underwriter Discounts and Commissions [Member]
Related Party Transactions [Abstract]
Related party transaction amount				$ 8.9
Services Rendered for Debt Refinancing Transaction [Member]
Related Party Transactions [Abstract]
Related party transaction amount				1.5
Monitoring Agreement [Member]
Related Party Transactions [Abstract]
Annual management fee due to related party		$ 3.5		3.5		$ 3.5
Expenses with related party				$ 16.2		$ 4.1	$ 3.9	3.7
Annual percentage increase in fee				5.00%		5.00%
Out-of-Pocket Expenses [Member]
Related Party Transactions [Abstract]
Expenses with related party		$ 0.0	$ 0.7	$ 0.0	$ 0.7	$ 0.7	$ 0.7	$ 0.0
Management Fees [Member]
Related Party Transactions [Abstract]
Expenses with related party				$ 1.1	$ 3.0